SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
Summary of Selected Financial Information Relating to Group's Segments

	Overseas art study	Other educational
For the year ended December 31, 2025:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	243,417,665	24,695,211	—	268,112,876
Operating cost and expenses:
Cost of revenues	124,684,300	13,046,819	70,407	137,801,526
Research and development	3,057,742	10,887	3,030	3,071,659
Selling and marketing	76,929,461	5,678,365	24,000	82,631,826
Goodwill impairment	29,848,577	4,060,142	—	33,908,719
Unallocated corporate expenses*	—	—	—	78,767,406
Reversal of provision for loan receivable and other receivables	—	—	(3,781,662)	(3,781,662)
Total operating cost and expenses	234,520,080	22,796,213	(3,684,225)	332,399,474
Other operating income, net	100,677	—	75,221	175,898
Income (Loss) from operations	8,998,262	1,898,998	3,759,446	(64,110,700)
Unallocated other income, net	—	—	—	12,484,974
Loss before income taxes	—	—	—	(51,625,726)

	Overseas art study	Other educational
For the year ended December 31, 2024:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	246,561,735	21,498,427	—	268,060,162
Operating cost and expenses:
Cost of revenues	117,900,852	8,748,249	146,108	126,795,209
Research and development	3,470,286	70,554	162,338	3,703,178
Selling and marketing	91,458,227	8,341,122	93,455	99,892,804
Unallocated corporate expenses*	—	—	—	80,888,058
Total operating cost and expenses	212,829,365	17,159,925	401,901	311,279,249
Other operating income, net	105,978	—	68,953	174,931
Income (Loss) from operations	33,838,348	4,338,502	(332,948)	(43,044,156)
Unallocated other income, net	—	—	—	544,593
Loss before income taxes	—	—	—	(42,499,563)

	Overseas art study	Other educational
For the year ended December 31, 2023:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	201,955,180	19,663,788	—	221,618,968
Operating cost and expenses:
Cost of revenues	96,661,054	10,225,877	74,828	106,961,759
Research and development	3,672,094	114,516	843,270	4,629,880
Selling and marketing	73,182,842	5,437,897	116,753	78,737,492
Unallocated corporate expenses*	—	—	—	72,816,606
Total operating cost and expenses	173,515,990	15,778,290	1,034,851	263,145,737
Other operating income, net	30,865	—	—	30,865
Income (Loss) from operations	28,470,055	3,885,498	(1,034,851)	(41,495,904)
Unallocated other income, net	—	—	—	973,654
Loss before income taxes	—	—	—	(40,522,250)

*Unallocated corporate expenses represent the general and administrative expenses for the years ended December 31, 2023, 2024 and 2025.